BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—87.4%
Brazil—5.1%
Ambev SA	8,400	$35,575
Atacadao SA	9,400	41,564
Banco do Brasil SA	8,000	90,039
Cia de Locacao das Americas	7,200	29,421
Mahle-Metal Leve SA	11,500	67,310
Neoenergia SA	12,900	65,388
Petroleo Brasileiro SA - SP ADR	4,406	64,900
Qualicorp SA*	1,900	15,806
Transmissora Alianca de Energia Eletrica SA	2,800	18,697
Tupy SA	5,000	23,289
Vivara Participacoes SA*	10,625	58,525
		510,514
Canada—0.2%
Yamana Gold, Inc.	7,199	25,772
Chile—0.5%
Geopark Ltd.	3,059	55,246
China—21.9%
Agricultural Bank of China Ltd., Class H	184,000	74,498
Alibaba Group Holding Ltd. - SP ADR*	3,642	728,400
Anhui Conch Cement Co. Ltd., Class H	1,500	9,596
Anton Oilfield Services	470,000	45,004
Baidu, Inc. - SP ADR*	159	18,846
Bank of China Ltd., Class H	73,000	29,277
China Construction Bank Corp., Class H	237,000	188,536
China Meidong Auto Holdings Ltd.	54,000	60,938
China National Building Material Co. Ltd., Class H	6,000	5,801
CRRC Corp. Ltd., Class H	75,000	49,335
ENN Energy Holdings Ltd.	4,700	51,081
Industrial & Commercial Bank of China Ltd.	83,000	59,153
Jiangxi Copper Co. Ltd., Class H	4,000	4,613
Momo, Inc. - SP ADR	1,066	39,901
NetEase, Inc. - ADR	63	19,865
Ping An Insurance Group Co. of China Ltd., Class H	10,500	119,231
Sinopec Engineering Group Co. Ltd., Class H	76,000	44,523
Tencent Holdings Ltd.	6,300	265,830
Tencent Holdings Ltd. - ADR	4,832	203,669
Trip.com Group Ltd. - ADR	872	28,985
Vipshop Holdings Ltd. - ADR*	2,962	37,854
Wuliangye Yibin Co. Ltd., Class A	4,800	87,177
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	6,699	30,219
		2,202,332
Egypt—0.1%
Commercial International Bank Egypt SAE	2,081	10,174
Greece—0.2%
Hellenic Telecommunications Organization SA	1,365	20,499
Hong Kong—6.4%
Champion REIT	56,000	36,068
China Mobile Ltd. - SP ADR	1,227	46,295
China Resources Cement Holdings Ltd.	4,000	4,792
CNOOC Ltd.	13,000	18,871
Fortune Real Estate Investment Trust	51,000	59,229
Galaxy Entertainment Group Ltd.	23,000	150,612
Hang Lung Properties Ltd.	32,000	65,518
Melco Resorts & Entertainment Ltd. - ADR	4,170	88,738
WH Group Ltd.	167,000	171,490
		641,613
Hungary—1.9%
OTP Bank PLC	3,074	144,574
Richter Gedeon Nyrt	2,651	50,778
		195,352
India—8.3%
Bharat Electronics Ltd.	42,166	60,537
Bharti Airtel Ltd.*	12,496	77,071
Bharti Infratel Ltd.	14,608	56,263
Gujarat State Petronet Ltd.	16,697	50,100
Hexaware Technologies Ltd.	3,839	18,163
Indraprastha Gas Ltd.	8,786	50,626
Infosys Ltd. - SP ADR	2,658	26,128
ITC Ltd.	20,567	70,602
Mahanagar Gas Ltd.	5,602	81,471
MakeMyTrip Ltd.*	1,305	33,969
Reliance Industries Ltd.	4,913	106,119
Tech Mahindra Ltd.	7,151	75,865
Vodafone Idea Ltd.	423,472	40,436
Zee Entertainment Enterprises Ltd.	21,194	86,578
		833,928
Indonesia—1.8%
Bank Rakyat Indonesia Persero Tbk PT	356,000	103,140
Gudang Garam Tbk PT	20,000	71,406
Indah Kiat Pulp & Paper Corp. Tbk PT	17,800	8,571
		183,117
Ireland—0.1%
Kenmare Resources PLC	3,241	9,242
Israel—0.3%
Gazit-Globe Ltd.	2,742	29,563
Japan—1.2%
Suzuki Motor Corp.	2,800	124,314
Luxembourg—1.0%
PLAY Communications SA	11,562	96,447
Macao—1.0%
Wynn Macau Ltd.	45,200	99,405
Malaysia—1.4%
British American Tobacco Malaysia Bhd	12,000	46,847
Malaysia Airports Holdings Bhd	15,200	30,192
Sime Darby Bhd	119,900	64,594
		141,633
Mexico—2.8%
Alpek SAB de CV	14,700	15,960
Concentradora Fibra Danhos SA de CV	43,900	64,462
Fibra Uno Administracion SA de CV	30,600	46,903
Grupo Financiero Banorte SAB de CV	9,300	49,169
Industrias Bachoco SAB de CV	7,900	33,711
Macquarie Mexico Real Estate Management SA de CV*	50,400	69,346
		279,551
Peru—0.1%
Credicorp Ltd.	74	15,628
Philippines—0.7%
Altus San Nicolas Corp.*‡	1,610	0
First Gen Corp.	93,600	46,050
Robinsons Land Corp.	44,000	22,686
		68,736
Russia—2.2%
Sberbank of Russia PJSC - SP ADR	9,869	144,087
Tatneft PJSC	1,701	19,578
Yandex NV, Class A*	1,504	63,123
		226,788
Singapore—2.2%
DBS Group Holdings Ltd.	6,600	121,803
United Overseas Bank Ltd.	5,200	98,129
		219,932
South Africa—3.9%
Adcock Ingram Holdings Ltd.	15,017	56,490
Anglo American Platinum Ltd.	88	7,283
Astral Foods Ltd.	4,501	61,196
Barloworld Ltd.	4,225	32,703
Distell Group Holdings Ltd.	4,864	43,512
Naspers Ltd. - SP ADR	2,539	72,336
Naspers Ltd.	284	40,465
Oceana Group Ltd.	7,784	33,096
SPAR Group Ltd., (The)	2,996	42,066
		389,147
South Korea—7.5%
Autech Corp.	1,989	17,707
GS Retail Co. Ltd.	1,161	37,529
Hana Financial Group, Inc.	3,440	104,302
Innocean Worldwide	376	20,474
KB Financial Group, Inc.	1,189	46,456
Kia Motors Corp.	826	30,275
Korea Aerospace Industries Ltd.	768	24,276
KT Corp. - SP ADR	4,384	49,320
Samsung Electronics Co., Ltd.	5,517	235,846
SK Hynix, Inc.	1,724	118,638
Spigen Korea Co. Ltd.	406	16,347
Woori Financial Group, Inc.	4,983	49,458
		750,628
Taiwan—9.6%
Asia Cement Corp.	4,000	5,957
Chicony Power Technology Co., Ltd.	16,000	33,553
ChipMOS Technologies, Inc.	61,000	68,468
Hon Hai Precision Industry Co. Ltd.	34,000	98,588
Novatek Microelectronics Corp.	4,000	29,304
Pegatron Corp.	20,000	44,572
Powertech Technology, Inc.	21,000	64,751
Radiant Opto-Electronics Corp.	17,000	65,193
Taiwan Cement Corp.	7,000	9,497
Taiwan PCB Techvest Co. Ltd.	21,000	25,187
Taiwan Semiconductor Manufacturing Co., Ltd.	17,000	170,997
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	5,053	268,264
Tripod Technology Corp.	19,000	78,809
		963,140
Thailand—1.4%
Charoen Pokphand Foods PCL	55,900	50,858
Major Cineplex Group PCL	63,000	51,486
Thai Union Group PCL	87,400	39,912
		142,256
Turkey—0.6%
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	4,849	38,153
Ulker Biskuvi Sanayi AS	6,065	22,832
		60,985
United Arab Emirates—0.8%
Aramex PJSC	41,329	41,998
Emaar Malls PJSC	72,437	37,548
		79,546
United Kingdom—0.6%
Georgia Capital PLC*	4,757	58,077
United States—3.6%
Kosmos Energy Ltd.	7,852	46,876
Las Vegas Sands Corp.	1,626	102,031
Micron Technology, Inc.*	1,096	52,071
National Energy Services Reunited Corp.*	6,650	60,848
Philip Morris International, Inc.	1,221	101,258
		363,084
TOTAL COMMON STOCKS
(Cost $8,454,586)		8,796,649
PREFERRED STOCKS—5.4%
Brazil—1.9%
Azul SA - ADR*	571	21,264
Braskem SA, 3.028%	1,500	9,935
Cia Brasileira de Distribuicao, 1.454%	1,400	26,329
Cia de Saneamento do Parana, 4.836%	9,500	41,714
Itau Unibanco Holding SA, 4.991%	11,600	94,938
		194,180
South Korea—3.5%
Samsung Electronics Co., Ltd., 3.469%	10,051	348,478
TOTAL PREFERRED STOCKS
(Cost $532,411)		542,658

SHORT-TERM INVESTMENTS—5.6%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.52%(a)	564,315	564,315
TOTAL SHORT-TERM INVESTMENTS
(Cost $564,315)		564,315
TOTAL INVESTMENTS—98.4%
(Cost $9,551,312)		9,903,622
OTHER ASSETS IN EXCESS OF LIABILITIES—1.6%		158,306
NET ASSETS—100.0%		$10,061,928

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	Seven-day yield as of November 30, 2019.
‡
Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s
Board of Directors. as of November 30, 2019, these securities amounted to $(0) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes

Contracts For Difference held by the Fund at November 30, 2019, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	9/15/2020	-0.46%	Monthly	1,443	$51,621	$(637)

Chile
Sociedad Quimica Minera	Goldman Sachs	9/15/2020	1.72	Monthly	124	2,955	8

China
Bank of China Ltd.	Goldman Sachs	9/15/2020	0.00	Monthly	71,000	28,475	(754)
China Construction Bank Corp., Class H	Goldman Sachs	9/15/2020	0.00	Monthly	15,000	11,932	(275)
China Oilfield Services	Goldman Sachs	9/15/2020	2.12	Monthly	36,000	48,463	(1,293)
China Shenhua Energy Co., Class H	Goldman Sachs	12/31/2021	2.39	Monthly	14,000	27,107	(207)
Industrial & Commercial Bank of China Ltd.	Goldman Sachs	9/15/2020	0.00	Monthly	104,000	74,120	(2,273)
						190,097	(4,802)
France
Total SA	Goldman Sachs	9/15/2020	-0.46	Monthly	935	49,045	(1,565)

Hong Kong
AIA Group Ltd. NPV	Goldman Sachs	9/15/2020	0.00	Monthly	5,000	50,036	(1,144)

Portugal
Jeronimo Martins	Goldman Sachs	9/15/2020	-0.46	Monthly	1,872	29,894	(954)

Russia
Detsky Mir PJSC	Goldman Sachs	9/15/2020	1.06	Monthly	17,310	25,454	481
Gazprom Neft	Goldman Sachs	9/15/2020	1.72	Monthly	10,990	71,481	(1,712)
MMC Norilsk Nickel PJSC - ADR	Goldman Sachs	9/15/2020	1.72	Monthly	383	10,065	(527)
						107,000	(1,758)
Saudi Arabia
Al-Rajhi Bank	Goldman Sachs	9/15/2020	0.00	Monthly	3,085	51,190	(197)

Singapore
Oversea-Chinese Banking Corp.	Goldman Sachs	9/15/2020	0.00	Monthly	12,800	100,857	(908)

South Africa
Sasol Ltd. - SP ADR	Goldman Sachs	9/15/2020	1.72	Monthly	530	9,556	(599)

Switzerland
Glencore PLC	Goldman Sachs	12/31/2020	0.72	Monthly	21,004	66,300	857

Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	1.72	Monthly	6,000	60,352	(1,636)

United Arab Emirates
Emirates NBD PJSC	Goldman Sachs	9/15/2020	0.00	Monthly	10,820	34,465	(623)

United States
Southern Copper Corp.	Goldman Sachs	9/15/2020	1.72	Monthly	269	10,230	113
Total Long						813,598	(13,845)
Net unrealized gain/(loss) on Contracts For Difference							$(13,845)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$510,514	$510,514	$-	$-
Canada	25,772	25,772	-	-
Chile	55,246	55,246	-	-
China	2,202,332	1,077,520	1,124,812	-
Egypt	10,174	10,174	-	-
Greece	20,499	-	20,499	-
Hong Kong	641,613	135,033	506,580	-
Hungary	195,352	50,778	144,574	-
India	833,928	388,708	445,220	-
Indonesia	183,117	-	183,117	-
Ireland	9,242	9,242	-	-
Israel	29,563	-	29,563	-
Japan	124,314	-	124,314	-
Luxembourg	96,447	-	96,447	-
Macao	99,405	-	99,405	-
Malaysia	141,633	-	141,633	-
Mexico	279,551	279,551	-	-
Peru	15,628	15,628	-	-
Philippines	68,736	68,736	-	-	*
Russia	226,788	207,210	19,578	-
Singapore	219,932	-	219,932	-
South Africa	389,147	217,423	171,724	-
South Korea	750,628	49,320	701,308	-
Taiwan	963,140	268,264	694,876	-
Thailand	142,256	-	142,256	-
Turkey	60,985	-	60,985	-
United Arab Emirates	79,546	-	79,546	-
United Kingdom	58,077	58,077	-	-
United States	363,084	363,084	-	-
Preferred Stock
Brazil	194,180	194,180	-	-
South Korea	348,478	-	348,478	-
Short-Term Investments	564,315	564,315	-	-
Contracts For Difference
Equity Contracts	1,459	121	1,338	-
Total Assets	9,905,081	4,548,896	5,356,185	-	*

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(15,304)	$(1,749)	$(13,555)	$-
Total Liabilities	$(15,304)	$(1,749)	$(13,555)	$-

* Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price;
the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the
Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the
Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.
The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the
Securities and Exchange Commission.